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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE


                Report for the Quarter Ended September 30, 2002.

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 26, 2003.

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     October 6, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           32

Form 13F Information Table Value Total:           $162,061


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE


                         TITLE                                                                            VOTING AUTHORITY
                          OF                  VALUE     SHARES/     SH/   PUT/   INVSTMT     OTHER    --------------------------
NAME OF ISSUER           CLASS     CUSIP    (X$1,000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------           -----   ---------  --------   ----------   ---   ----   --------  ---------  ---------  -------  ------
AES CORP                 COM     00130H105    13,709    5,461,811   SH             SOLE               5,461,811
AES CORP                 SDCV    00130HAN5     1,830    6,000,000   PRN            SOLE               6,000,000

                         8/1
AES CORP                 COM     00130H905     3,281    1,307,200   SH    CALL     SOLE               1,307,200
AMERICA ONLINE           NOTE    02364JAC8     4,080    8,000,000   PRN            SOLE               8,000,000
                         12/0
AVAYA INC                NOTE    053499AA7     1,100    5,000,000   PRN            SOLE               5,000,000
                         10/3
BRISTOL MYERS SQUIBB CO  COM     110122108     3,280      137,820   SH             SOLE                 137,820
BRISTOL MYERS SQUIBB CO  COM     110122908     3,058      128,500   SH    CALL     SOLE                 128,500
CALPINE CORP             COM     131347106       630      255,200   SH             SOLE                 255,200
CAPITAL ONE FINL CORP    COM     14040H955     1,746       50,000   SH    PUT      SOLE                  50,000
CENDANT CORP             COM     151313103       762       70,800   SH             SOLE                  70,800
DYNEGY INC NEW           CL A    26816Q101       330      284,387   SH             SOLE                 284,387
ELAN PLC                 COM     284131958     1,843      955,000   SH    PUT      SOLE                 955,000
ELAN FIN CORP LTD        NOTE    284129AC7    15,650   51,310,000   PRN            SOLE              51,310,000
                         12/1
ISTAR FINL INC           COM     45031U101    15,747      564,000   SH             SOLE                 564,000
K MART CORP              COM     482584109       685    1,397,600   SH             SOLE               1,397,600
LEVEL 3 COMMUNICATIONS   COM     52729N100     7,795    2,003,804   SH             SOLE               2,003,804
 INC
LEVEL 3 COMMUNICATIONS   NOTE    52729NAG5     4,966   16,018,000   PRN            SOLE              16,018,000
 INC                     6.000%
                         9/1
LEVEL 3 COMMUNICATIONS   NOTE    52729NAS9     2,325    7,750,000   PRN            SOLE               7,750,000
 INC                     6.000%
                         3/1
LEVEL 3 COMMUNICATIONS   COM     52729N950       447      115,000   SH    PUT      SOLE                 115,000
 INC
MERCK & CO INC           COM     589331107     3,604       78,840   SH             SOLE                  78,840
MERC & CO INC            COM     589331907     6,857      150,000   SH    CALL     SOLE                 150,000
NEXTEL COMMUNICATIONS    CL A    65332V103    23,302    3,086,318   SH             SOLE               3,086,318
 INC
NEXTEL COMMUNICATIONS    CL A    65332V903     5,300    1,362,500   SH    CALL     SOLE               1,362,500
 INC
NEXTEL COMMUNICATIONS    COM     65332V953       672      172,800   SH    PUT      SOLE                 172,800
 INC
PFIZER INC               COM     717081103     2,521       86,875   SH             SOLE                  86,875
PHARMACIA CORP           COM     71713U102     1,748       44,955   SH             SOLE                  44,955
PHARMACIA CORP           COM     71713U902     1,928       49,600   SH    CALL     SOLE                  49,600
TYCO INTL LTD NEW        COM     902124906    12,690      900,000   SH    CALL     SOLE                 900,000

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
TYCO INTL LTD NEW        COM     902124956    10,977      778,500   SH    PUT      SOLE                 778,500
UAL CORP                 COM     902549500     1,205      563,300   SH             SOLE                 563,300
                         PAR
                         $0.01
UAL CORP                 COM     902549950     4,280    2,000,000   SH    PUT      SOLE               2,000,000
                         PAR
                         $0.0
XEROX CORP               COM     984121953     3,713      750,000   SH    PUT      SOLE                 750,000